DRONELOGICS ACQUISITIONS (Details Narrative)			3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2021 shares	Apr. 30, 2020 CAD ($) shares $ / shares	Sep. 30, 2021 CAD ($)	Sep. 30, 2020 CAD ($)	Sep. 30, 2021 CAD ($) shares	Sep. 30, 2020 CAD ($)	Dec. 31, 2020 shares
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement					1,110,000		2,460,000
Revenue | $			$ 1,896,992	$ 1,453,905	$ 5,418,600	$ 2,877,502
Profit (loss) | $			$ 23,840,499	$ (2,450,311)	$ (29,105,655)	$ (4,522,938)
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement					790,000		1,240,000
Number of other equity instruments exercised or vested in share-based payment arrangement					124,999
Employee [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement					150,000		445,000
Employee [Member] | Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement					790,000
Dronelogics Systems Inc. [Member]
IfrsStatementLineItems [Line Items]
Acquisition date fair value of total consideration cash transferred | $		$ 500,000
Acquisition date shares transferred		3,225,438
Advisors fees expenses | $		$ 160,000
Advisiors fees paid in value of shares | $		$ 100,000
Advisory fees expenses paid in shares		200,000
Advisory fees expenses value per share | $ / shares		$ 0.50
Advisors fees paid in cash | $		$ 60,000
Number of other equity instruments exercised or vested in share-based payment arrangement		375,000
Attribution rate percentage	0.15
Discount rate	0.18
Royalty percentage	0.005
Royalty discount percentage	0.17
Revenue | $		$ 4,086,350
Profit (loss) | $		$ 434,528
Dronelogics Systems Inc. [Member] | First Anniversary [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement		70,000
Dronelogics Systems Inc. [Member] | Employee [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement	445,000
Dronelogics Systems Inc. [Member] | Certain Directors And Officers [Member] | Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement		375,000